Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 9 – PREPAYMENTS AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets are as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)
Other receivable, net (1)	$98,481	$351,844
Prepayment for software (2)	1,350,000	-
Value added tax receivable	24,714	38,020
Total	$1,473,195	$389,864

(1)	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee’s payroll.